STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2015
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE J – STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At June 30, 2015, the Banks could, without prior approval, declare dividends of approximately $3.0 million.

Regulatory Capital Requirements - The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

New Capital Rules – Effective January 1, 2015, the Company and the Banks became subject to the new capital regulations in accordance with Basel III. The new regulations establish higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conversation buffer. The new regulations also include revisions to the definition of capital and changes in the risk-weighting of certain assets. For prompt corrective action, the new regulations establish definitions of “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio. Additionally, a 2.5% capital conservation buffer will be effective under Basel III when effective and fully implemented in 2019.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2015
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Risk-based capital:

Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,768	31.9%	$7,443	4.5%	N/A	N/A
First Federal of Hazard	16,478	43.8	1,694	4.5	$2,447	6.5%
First Federal of Frankfort	32,104	25.1	5,763	4.5	8,324	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,768	31.9	9,923	6.0	N/A	N/A
First Federal of Hazard	16,478	43.8	2,259	6.0	3,012	8.0
First Federal of Frankfort	32,104	25.1	7,684	6.0	10,245	8.0

Total capital ratio
Kentucky First Federal	54,386	32.9	13,231	8.0	N/A	N/A
First Federal of Hazard	16,950	45.0	3,012	8.0	3,765	10.0
First Federal of Frankfort	33,101	25.9	10,245	8.0	12,806	10.0

Leverage capital:

Tier 1 leverage capital to average assets
Kentucky First Federal	52,768	18.7	11,312	4.0	N/A	N/A
First Federal of Hazard	16,478	21.8	3,023	4.0	3,779	5.0
First Federal of Frankfort	32,104	14.9	8,645	4.0	10,807	5.0

	As of June 30, 2014
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,880	19.8%	≥$	3,206	≥4.0%	≥$	4,007	≥5.0%
First Federal of Frankfort	$31,647	14.8%	≥$	9,154	≥4.0%	≥$	11,443	≥5.0%

Total risk-based capital
First Federal of Hazard	$16,368	42.0%	≥$	3,116	≥8.0%	≥$	3,895	≥10.0%
First Federal of Frankfort	$32,531	26.4%	≥$	9,845	≥8.0%	≥$	12,306	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,880	40.8%	≥$	3,206	≥4.0%	≥$	2,337	≥6.0%
First Federal of Frankfort	$31,647	25.7%	≥$	9,154	≥4.0%	≥$	7,384	≥6.0%

As of June 30, 2015 and 2014, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During each of the fiscal years ended June 30, 2015 and 2014, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.